Risk management - Trading Market Risk - VaR analysis and Backtesting (Details) - MXN ($) $ in Millions	6 Months Ended						12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Main market risk metric
Total VaR	$ 41						$ 41
VaR percentage							99.00%
Minimum
Main market risk metric
Total VaR	24						$ 24
Weighted average
Main market risk metric
Total VaR	50						50
Maximum
Main market risk metric
Total VaR	174						174
Trading market risk
Main market risk metric
Average daily Total VaR	46	$ 54	$ 150	$ 181	$ 75	$ 57	50	$ 165	$ 66	$ 122
Total VaR	41		74		74		41	74	74
Increase (decrease) in Total VaR								$ (99)
Risk assumption profile, limit							$ 239		$ 301
VaR percentage							99.00%	99.00%	99.00%
Trading market risk | Minimum
Main market risk metric
Average daily Total VaR				55
Total VaR	24		70		42		$ 24	$ 70	$ 42
Trading market risk | Weighted average
Main market risk metric
Increase (decrease) in Total VaR							115		(55)
Trading market risk | Maximum
Main market risk metric
Total VaR	$ 85		$ 207	$ 378	$ 101		85	207	101
Risk assumption profile, limit								277
Interest rate risk
Main market risk metric
Average daily Total VaR							51	86	43
Interest rate risk | Weighted average
Main market risk metric
Average daily Total VaR										110
Currency risk
Main market risk metric
Average daily Total VaR							14	127	41	48
Equity price risk
Main market risk metric
Average daily Total VaR							$ 2	$ 5	$ 3	$ 6